Non-Current Assets by Region (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosures
Non-Current Assets	€ 38,595	€ 41,299
EMEA
Disclosures
Non-Current Assets	10,171	9,872
Germany
Disclosures
Non-Current Assets	4,350	4,486
Rest of EMEA
Disclosures
Non-Current Assets	5,821	5,386
Americas
Disclosures
Non-Current Assets	27,208	30,151
United States
Disclosures
Non-Current Assets	26,829	29,741
Rest of Americas
Disclosures
Non-Current Assets	379	411
APJ
Disclosures
Non-Current Assets	€ 1,216	€ 1,276